Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended															12 Months Ended						0 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Feb. 17, 2012 Acofran [Member]	Mar. 14, 2011 Singer Steel Company [Member]	Dec. 31, 2012 Singer Steel Company [Member]	Dec. 31, 2011 Singer Steel Company [Member]	Dec. 31, 2013 Singer Steel Company [Member] Customer Relationships [Member]	Mar. 14, 2011 Singer Steel Company [Member] Customer Relationships [Member]	Dec. 31, 2013 Singer Steel Company [Member] Trademarks [Member]	Mar. 14, 2011 Singer Steel Company [Member] Trademarks [Member]	Dec. 31, 2013 Singer Steel Company [Member] Licenses [Member]	Mar. 14, 2011 Singer Steel Company [Member] Licenses [Member]	Dec. 09, 2011 Turret Steel [Member]	Dec. 31, 2013 Turret Steel [Member]	Dec. 31, 2011 Turret Steel [Member]	Dec. 09, 2011 Turret Steel [Member] Customer Relationships [Member]	Dec. 31, 2013 Turret Steel [Member] Customer Relationships [Member] Minimum [Member]	Dec. 31, 2013 Turret Steel [Member] Customer Relationships [Member] Maximum [Member]	Dec. 31, 2013 Turret Steel [Member] Trademarks [Member]	Dec. 09, 2011 Turret Steel [Member] Trademarks [Member]	Dec. 31, 2013 Turret Steel [Member] Non-compete Agreements [Member]	Dec. 09, 2011 Turret Steel [Member] Non-compete Agreements [Member]
Business Acquisition [Line Items]
Net assets acquired																						$ 23.6									$ 78.8
Cash paid for acquisition																						20.0	3.6
Accounts receivable																						7.3									12.0
Accounts receivables gross amount																						7.8									12.4
Accounts receivables, estimated uncollectible																						0.5									0.4
Customer relationships, trademarks, license agreement																						4.3				2.2		1.7		0.4	45.1			27.8				17.0		0.3
Useful life																			2 years	20 years					7 years		5 years		7 years						7 years	11 years	20 years		7 years
Acquisition-related fees																								0.4									0.4
Revenue	874.4	802.5	[1]	859.8	[2]	906.9	[3]	891.1	[4]	850.3	[5]	962.2	1,090.6	[6]	1,121.6	3,460.3	4,024.7	4,729.8						36.1									5.6
Net income (loss)	1.4	118.0	[1]	2.8	[2]	0.2	[3]	5.2	[4]	(10.5)	[5]	16.0	15.4	[6]	24.9	126.2	45.8	(8.8)						9.4									17.0
Gain on bargain purchase																		5.8				5.8		5.8
Debt on the acquisition date																															6.5
Cash purchase price held back																															1.5
Deferred cash consideration payouts																															36.0
Consideration payment period																																5 years
Goodwill	91.6	91.6				0				96.6						91.6	96.6														25.1
Tax benefit																		$ 18.0															$ 16.6
Business acquisition acquired equity interest																					50.00%

[1]	Included in the fourth quarter 2013 results is an impairment charge of $1.2 million related to certain assets held for sale to recognize the assets at their appraised fair value less cost to sell and an income tax benefit of $118.2 million primarily related to a reduction in valuation allowance previously recorded against U.S. deferred tax assets.
[2]	Included in the third quarter 2013 results is an impairment charge of $1.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[3]	Included in the second quarter 2013 results is an impairment charge of $6.8 million to reduce the carrying value of goodwill at a reporting unit to its implied fair value. The second quarter also includes a $2.1 million restructuring charge related to the closure of a facility.
[4]	Included in the first quarter 2013 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.
[5]	Included in the fourth quarter 2012 results is an impairment charge of $0.1 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell, $1.1 million restructuring charges primarily for employee-related costs resulting from a facility closure, a $32.8 million loss on the redemption of the Ryerson Notes and Ryerson Holding Notes, and a $1.7 million curtailment gain related to an amendment of a Canadian post-retirement medical and life insurance plan. The fourth quarter of 2012 also included an income tax benefit of $15.2 million related to the release of valuation allowance associated with certain state deferred tax assets.
[6]	Included in the second quarter 2012 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.